Marketable Securities: (Tables)	9 Months Ended
Sep. 30, 2012
Marketable Securities:

Note 5.          Marketable Securities:

	September 30,	December 31,
	2012	2011
Fair value at beginning of year	$892,271	$2,263,923
Acquisitions	-	698,574
Dispositions, at cost	(6,272)	(894,053)
Realized gain on sale	(7,373)	(772,698)
Unrealized loss	(179,687)	(403,475)
Fair value at balance sheet date	$698,939	$892,271